Intangible assets - Narrative (Details) € in Millions	6 Months Ended
Jun. 30, 2024 EUR (€)
Intangible assets and goodwill [abstract]
Increase (decrease) in goodwill	€ (349)
Impairment loss recognised in profit or loss, goodwill	€ 0